SCHEDULE OF CASH AND CASH EQUIVALENTS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Notes and other explanatory information [abstract]
Cash at banks		$ 1,971,872		$ 1,514,460
Cash on hand		601		610
Short-term fixed deposits		7,022,594		64,648
Cash and cash equivalents	$ 6,818,060	8,995,067		1,579,718
Less: Fixed deposits with maturities over 3 months		(2,770,880)
Cash and cash equivalents on consolidated statements of cash flows	$ 4,717,795	$ 6,224,187	$ 1,197,391	$ 1,579,718	$ 2,512,768	$ 885,272